21. Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share

21.	Net Loss Per Share

As a result of the net loss for the years ended December 31, 2020, 2019 and 2018, there is no dilutive impact to the net loss per share calculation for the period.

The following table presents the calculation of basic and diluted net loss per share:

	December 31,	December 31,	December 31,
	2020	2019	2018
Numerator:
Numerator for net loss from continuing operations per share-basic and diluted	$(6,515)	$(15,258)	$(6,168)
Numerator for net loss from discontinued operations per share-basic and diluted	$–	$–	$(6,114)
Denominator:
Basic weighted-average ordinary shares	15,907,144	12,733,062	7,262,023
Diluted weighted-average ordinary shares	15,907,144	12,733,062	7,262,023
Basic and diluted net loss per share-continuing operations	$(0.4)	$(1.2)	$(0.9)
Basic and diluted net loss per share-discontinued operations	$–	$–	$(0.8)

For the years ended December 31, 2020, 2019 and 2018, the following securities were excluded from the computation of diluted net loss per share as inclusion would have been anti-dilutive.

	For years ended December 31,
	2020	2019	2018
Share options and non-vested restricted stock	14,158	255,200	261,450
Convertible bonds (see Note 15)	392,992	598,580	465,430
Committed shares (see Note 5)	213,073	–	–
Total	620,223	853,780	726,880